TRANSACTION EXPENSES (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	$ 12,839,085	$ 9,247,968	$ 42,102,443	$ 51,441,223	$ 114,812,910
Impairment of digital assets	112,429	25,525	331,920	98,340	6,124,848
Blockchain reward distributions	56,446	379	130,298	2,565	0
Borrowing costs	33,838	17,883	100,760	18,171	35,457
Mining and hosting costs	5,534	15,255	47,643	20,772	15,372
Other transaction expenses	12,107	6,606	28,712	11,352	7,344
Transaction expenses	13,059,439	9,313,616	42,741,776	51,592,423	120,995,931
Digital Assets
Restructuring Cost and Reserve [Line Items]
Transaction expenses	12,999,168	9,272,125	42,437,298	51,509,381	119,437,498
Digital Assets | Operating Segments
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	12,839,085	9,247,968	42,102,443	51,441,223	114,812,910
Impairment of digital assets	78,308	8,934	139,246	47,791	4,588,978
Blockchain reward distributions	67,766	5,594	146,731	3,069	0
Borrowing costs	5,789	4,009	25,652	8,825	29,027
Mining and hosting costs	0	0	0	0	0
Other transaction expenses	8,220	5,620	23,226	8,473	6,583
Transaction expenses	12,999,168	9,272,125	42,437,298	51,509,381	119,437,498
Data Centers
Restructuring Cost and Reserve [Line Items]
Transaction expenses	0	0	0	0	0
Data Centers | Operating Segments
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0	0	0
Impairment of digital assets	0	0	0	0	0
Blockchain reward distributions	0	0	0	0	0
Borrowing costs	0	0	0	0	0
Mining and hosting costs	0	0	0	0	0
Other transaction expenses	0	0	0	0	0
Transaction expenses	0	0	0	0	0
Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Transaction expenses	60,271	41,491	304,478	83,042	1,558,433
Treasury and Corporate | Operating Segments
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0	0	0
Impairment of digital assets	34,121	16,591	192,674	50,549	1,535,870
Blockchain reward distributions	(11,320)	(5,215)	(16,433)	(504)	0
Borrowing costs	28,049	13,874	75,108	9,346	6,430
Mining and hosting costs	5,534	15,255	47,643	20,772	15,372
Other transaction expenses	3,887	986	5,486	2,879	761
Transaction expenses	$ 60,271	$ 41,491	$ 304,478	$ 83,042	$ 1,558,433